WARRANTS	3 Months Ended
Mar. 31, 2021
Other Liabilities [Abstract]
WARRANTS
NOTE 7: WARRANTS
As of the date of the Business Combination, the Company had approximately 20,263,500 warrants outstanding, consisting of (i) 15,000,000 public warrants originally sold as part of the units issued in Act II's initial public offering (the “Public Warrants”) and (ii) 5,263,500 Private Warrants that were sold by Act II to the PIPE Investors in conjunction with the Business Combination (collectively with the Public Warrants, the “Warrants”). Each warrant is exercisable for one-half of one share of the Company’s common stock at a price of $11.50 per whole share, subject to adjustment. Warrants may only be exercised for a whole number of shares as no fractional shares will be issued. As of March 31, 2021 and December 31, 2020, the Company had approximately 17,256,300 and 15,982,520 Public Warrants outstanding, respectively, and approximately 3,007,200 and 4,280,980 Private Warrants outstanding, respectively.
The exercise price and number of ordinary shares issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. If the number of shares of Common Stock purchasable upon the exercise of the Warrants is adjusted, the Warrant price shall be adjusted proportionally. In no event will the Company be required to net cash settle the Warrants. Additionally, the Warrants became exercisable as of July 27, 2020 and expire five years from the date of the Business Combination or earlier upon redemption or liquidation.
There were no Warrants exercised as of March 31, 2021.
Public Warrants—The Public Warrants are subject to redemption by the Company:
•in whole and not in part;
•at a price of $0.01 per public warrant
•upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the reported last sale price of the ordinary shares for any 20 trading days within a 30-day trading period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders equals or exceeds $18 per share (as adjusted).
The Company may not redeem the warrants as described above unless a registration statement under the Securities Act covering the issuance of the ordinary shares issuable upon exercise of the warrants is then effective and a current prospectus relating to those ordinary shares is available throughout the 30-day redemption period. If any such registration statement does not remain effective after closing of the Business Combination, the Company has the right to redeem the warrants on a “cashless” exercise basis. The public warrant holders only have the right to exercise their warrants pursuant to a “cashless” exercise if the Company does not maintain an effective registration statement.
Private Warrants—The Private Warrants are identical to the Public Warrants, except that so long as they are held by the PIPE Investors or any permitted transferees, as applicable, the Private Warrants: (i) may be exercised for cash or on a cashless basis, (ii) were not allowed to be transferred, assigned or sold until thirty (30) days after the closing of the Business Combination, and (iii) shall not be redeemable by the Company. Upon the transfer of a Private Warrant to a party other than a PIPE Investor or a permitted transferee, the Private Warrants become Public Warrants and the fair market value of the Private Warrants at the date of transfer is reclassified to equity. See Note 1 for additional discussion.